Financial risk management - Summary of financial assets and the insurance contracts assets and liabilities of the Company by main currency (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	S/ 12,615,226	S/ 9,818,711
Investments at fair value through profit or loss	1,919,768	1,714,641
Financial assets, debt instruments measured at fair value through other comprehensive income	20,724,892	21,246,569
Investments at amortized cost	67,579,297	61,651,344
Insurance contracts assets-
Life reinsurance held assets	18,602	26,287
Insurance contracts liabilities-
Life insurance issued liabilities	12,522,352	12,205,641
Life reinsurance held	6,354	7,260
Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	203,945	266,310
Investments at fair value through profit or loss	376,649	307,036
Financial assets, debt instruments measured at fair value through other comprehensive income	13,268,028	12,446,165
Investments at amortized cost	24,838	23,584
Insurance contracts assets-
Life reinsurance held assets	18,602	26,287
Insurance contracts liabilities-
Life insurance issued liabilities	12,522,352	12,205,641
Life reinsurance held	1,968	1,895
US Dollar [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	8,615,546	6,745,220
Insurance contracts assets-
Life reinsurance held assets		166
US Dollar [member] | Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	72,053	48,899
Investments at fair value through profit or loss	372,064	300,007
Financial assets, debt instruments measured at fair value through other comprehensive income	4,205,803	4,159,311
Insurance contracts assets-
Life reinsurance held assets	207	166
Insurance contracts liabilities-
Life insurance issued liabilities	3,940,738	3,997,075
Sol [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	3,676,441	2,710,275
Insurance contracts assets-
Life reinsurance held assets		26,121
Sol [member] | Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	131,892	217,411
Investments at fair value through profit or loss	4,585	7,029
Financial assets, debt instruments measured at fair value through other comprehensive income	9,062,225	8,286,854
Investments at amortized cost	24,838	23,584
Insurance contracts assets-
Life reinsurance held assets	18,395	26,121
Insurance contracts liabilities-
Life insurance issued liabilities	8,581,614	8,208,566
Life reinsurance held	S/ 1,968	S/ 1,895